UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2017

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Dearborn Partners Rising Dividend Fund
Schedule of Investments
May 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.31%
Air Freight & Logistics - 2.58%
United Parcel Service, Inc.	44,282	$4,565,031
Beverages - 2.29%
Coca-Cola Co.	91,039	4,060,339
Biotechnology - 1.90%
Gilead Sciences, Inc.	38,700	3,369,222
Chemicals - 5.28%
Air Products & Chemicals, Inc.	29,786	4,248,675
The Valspar Corp.	47,196	5,112,271
		9,360,946
Commercial Services & Supplies - 2.28%
Republic Services, Inc.	83,500	4,031,380
Diversified Telecommunication Services - 5.26%
AT&T, Inc.	124,105	4,858,711
Verizon Communications, Inc.	87,629	4,460,316
		9,319,027
Electric Utilities - 5.14%
NextEra Energy, Inc.	38,779	4,658,133
Xcel Energy, Inc.	107,673	4,454,432
		9,112,565
Food & Staples Retailing - 2.18%
CVS Health Corp.	40,000	3,858,000
Food Products - 4.62%
General Mills, Inc.	68,769	4,317,318
J.M. Smucker Co.	30,000	3,874,500
		8,191,818
Health Care Equipment & Supplies - 4.73%
Becton Dickinson and Co.	28,008	4,661,932
Steris PLC (a)	53,513	3,715,407
		8,377,339
Hotels, Restaurants & Leisure - 2.60%
McDonald's Corp.	37,793	4,613,014
Household Products - 2.29%
Kimberly-Clark Corp.	31,911	4,053,973
Industrial Conglomerates - 2.46%
3M Co.	25,893	4,358,310
Insurance - 7.31%
Arthur J. Gallagher & Co.	92,870	4,488,407
Assurant, Inc.	50,542	4,416,865
Travelers Companies, Inc.	35,404	4,041,013
		12,946,285
IT Services - 2.57%
Jack Henry & Associates, Inc.	53,823	4,544,276
Leisure Equipment & Products - 2.04%
Polaris Industries, Inc.	42,393	3,604,253
Machinery - 2.78%
Illinois Tool Works, Inc.	46,448	4,924,881
Oil, Gas & Consumable Fuels - 4.66%
Chevron Corp.	40,548	4,095,348
Royal Dutch Shell PLC - ADR	85,196	4,155,861
		8,251,209
Pharmaceuticals - 7.33%
Johnson & Johnson	39,124	4,408,884
Merck & Co, Inc.	77,920	4,383,779
Novartis AG - ADR	52,678	4,188,428
		12,981,091
Semiconductors & Semiconductor Equipment - 6.86%
Analog Devices, Inc.	72,499	4,241,192

QUALCOMM, Inc.	73,909	4,059,082
Xilinx, Inc.	81,162	3,846,267
		12,146,541
Technology Hardware, Storage & Peripherals - 4.48%
Apple, Inc.	38,722	3,866,779
EMC Corp.	145,530	4,067,563
		7,934,342
Textiles, Apparel & Luxury Goods - 2.41%
VF Corp.	68,571	4,273,345
Water Utilities - 2.26%
Aqua America, Inc.	123,944	4,004,631
TOTAL COMMON STOCKS (Cost $139,725,795)		152,881,818

MASTER LIMITED PARTNERSHIPS - 2.22%
Magellan Midstream Partners, L.P.	56,237	3,939,402
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,393,454)		3,939,402

REAL ESTATE INVESTMENT TRUSTS - 7.21%
Digital Realty Trust, Inc.	40,000	3,818,000
Realty Income Corp.	81,449	4,894,271
Welltower, Inc.	58,866	4,056,456
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $10,591,763)		12,768,727

SHORT-TERM INVESTMENTS - 3.94%
Fidelity Institutional Money Market Portfolio - Class I, 0.340% (b)	6,976,584	6,976,584
TOTAL SHORT-TERM INVESTMENTS (Cost $6,976,584)		6,976,584

Total Investments (Cost $160,687,596) - 99.68%		176,566,531
Other Assets in Excess of Liabilities - 0.32%		563,459
TOTAL NET ASSETS - 100.00%		$177,129,990

ADR	American Depositary Receipt
(a)	Foreign issued security.
(b)	Variable rate security. The rate shown represents the rate at May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows*:

Cost of investments	$160,687,596
Gross unrealized appreciation	21,894,616
Gross unrealized depreciation	(6,015,681)
Net unrealized appreciation	$15,878,935

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.

ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions based on the first in, first out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Summary of Fair Value Exposure at May 31, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$152,881,818	$-	$-	$152,881,818
Master Limited Partnerships	3,939,402	-	-	3,939,402
Real Estate Investment Trusts	12,768,727	-	-	12,768,727
Short-Term Investments	6,976,584	-	-	6,976,584
Total Investments in Securities	$176,566,531	$-	$-	$176,566,531

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund did not hold any investments during the reporting period with significant unobservable inputs which would be classified as Level 3. During the year ended
May 31, 2016, there were no transfers between levels for the Fund. It is the Fund's policy to record transfers between levels as of the end of the reporting period.
The Fund did not hold financial derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  7/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  7/12/2016

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  7/12/2016

* Print the name and title of each signing officer under his or her signature.